Financial Risk Management and Fair Values of Financial Instruments - Summary of Loss Rate Methodology (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.045%
Total carrying amount	$ 377,983	$ 299,970
Loss allowance	$ (114)	$ (135)
Accounts and notes receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.045%
Total carrying amount	$ 4,456,065	$ 4,749,569
Loss allowance	$ (1,351)	$ (2,141)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.045%
Total carrying amount	$ 92,642	$ 66,181
Loss allowance	$ (18)	$ (13)